UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06515
Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2009
Date of reporting period: October 31, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended October 31, 2009

Total Return for the 12 Months Ended October 31, 2009

				Barclays Capital	Lipper
				Intermediate	Multi-Sector
				U.S. Government/	Income
Class A	Class B	Class C	Class I	Credit Index[1]	Funds Index[2]
29.68%	28.82%	28.92%	30.33%	12.03%	27.41%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Overall, the fixed income market has experienced healthy returns over the past several months. While virtually all spread (i.e. non-government) sectors of the fixed income market were under a great deal of pressure 12 months ago, most have since begun to recover. The recovery began in March when certain economic indicators stabilized or improved, suggesting that perhaps the contraction in economic growth was slowing. Credit conditions also became more favorable, thanks to the various initiatives of the Federal Reserve and the government to inject liquidity into the financial system. In the months that followed, positive news on the corporate, banking and economic fronts helped bolster investor confidence, sustaining the market’s rally throughout the end of October.

U.S. Treasury yields began to rise in 2009, a reversal from the last quarter of 2008 when extreme risk aversion led to a flight to quality that pushed yields markedly lower. As a result, Treasury performance has lagged other sectors of the fixed income market year-to-date.

Within the corporate sector, both investment-grade and high-yield credit spreads have narrowed substantially, but the low interest rate environment and renewed investor risk appetite has helped the high-yield segment to outperform so far this year. Financials, the sector hardest hit by the downturn in 2008, have rebounded strongly and in recent months, have outpaced both industrials and utilities. Overall, longer-dated, lower-quality issues have outperformed shorter-maturity, higher-quality issues.

Performance Analysis

All share classes of Morgan Stanley Flexible Income Trust outperformed the Barclays Capital Intermediate U.S. Government/Credit Index (the “Index”) and the Lipper Multi-Sector Income Funds Index for the 12 months ended October 31, 2009, assuming no deduction of applicable sales charges.

The primary contributors to the Fund’s outperformance of the Index were holdings in high yield corporate credit and emerging market debt, neither of which is represented in the Index. Renewed investor risk appetite led these sectors to perform well over the past several months.

The Fund’s interest-rate positions were beneficial to performance. One of the strategies that added value was a swap trade where we received fixed rates on five-year swaps on a five-year forward basis while paying fixed rates on longer-dated swaps.

Conversely, non-agency mortgage-backed securities (MBS), which are not represented in the Index, detracted from relative performance. Although we almost entirely eliminated this position by the end of 2008, it held back returns in the final months of the year.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION** as of 10/31/09
Domestic Corporate Bonds	51.1%
U.S. Government Agencies & Obligations	22.9
Foreign Government & Corporate Bonds	21.5
Short-Term Investments	2.6
U.S. Government Agencies—Mortgage-Backed Securities	1.4
Municipal Bonds	0.3
Preferred Stock	0.1
Collateralized Mortgage Obligations	0.1

LONG-TERM CREDIT ANALYSIS as of 10/31/09
AAA	28.1%
AA	0.8
A	3.1
BBB	17.4
BB	25.7
B	23.4
Not Rated	1.5

** Does not include long/short futures contracts with an underlying face value of $37,573,782 and net unrealized depreciation of $84,801. Also does not include open swap contracts and open forward foreign currency contracts with net unrealized depreciation of $909,801 and net unrealized appreciation of $9,211, respectively. Also does not reflect the value of securities held as collateral on loaned securities.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data is as a percentage of total investments excluding the value of securities held as collateral on loaned securities and long-term credit analysis data is as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., will allocate the Fund’s securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Investment Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment – Class B

Over 10 Years

Average Annual Total Returns — Period Ended October 31, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 04/09/92)		(since 07/28/97)		(since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	29.68%[3]		28.82%[3]		28.92%[3]		30.33%[3]
	24.17	[4]	23.82	[4]	27.92	[4]	—

5 Years	3.40	[3]	2.75	[3]	2.76	[3]	3.70	[3]
	2.50	[4]	2.46	[4]	2.76	[4]	—

10 Years	3.08	[3]	2.55	[3]	2.45	[3]	3.36	[3]
	2.63	[4]	2.55	[4]	2.45	[4]	—

Since Inception	2.83	[3]	3.76	[3]	2.19	[3]	3.10	[3]
	2.47	[4]	3.76	[4]	2.19	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 4.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Barclays Capital Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Sector Income Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

‡	Ending value assuming a complete redemption on October 31, 2009.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/09 – 10/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period @
			05/01/09 –
	05/01/09	10/31/09	10/31/09
Class A
Actual (15.45% return)	$1,000.00	$1,154.50	$5.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.66	$5.60
Class B
Actual (15.06% return)	$1,000.00	$1,150.60	$9.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.64	$8.64
Class C
Actual (15.10% return)	$1,000.00	$1,151.00	$9.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.64	$8.64
Class I
Actual (15.71% return)	$1,000.00	$1,157.10	$4.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.92	$4.33

@	Expenses are equal to the Fund’s annualized expense ratios of 1.10%, 1.70%, 1.70% and 0.85% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all its expenses, the annualized expense ratios would have been 1.11%, 1.71%, 1.71%, and 0.86% for Class A, Class B, Class C and Class I shares, respectively.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2008, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the management fee and total expense ratio were lower than the peer group average. After discussion, the Board concluded that the Fund’s management fee and total expense ratio were competitive with the peer group average, and that the Fund’s performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE
		Foreign Government & Corporate Bonds (21.4%)
		Argentina (0.5%)
		Foreign Government Obligations
	$1,472	Argentina Bonos	0.943	% (a)	08/03/12	$465,520
	238	Argentina Government International Bond (b)	8.28		12/31/33	169,053

		Total Argentina				634,573

		Australia (0.2%)
		Government Guaranteed Non-U.S.
	250	National Australia Bank Ltd. (144A) (c)	3.375		07/08/14	256,321

		Brazil (2.3%)
		Foreign Government Obligations
	450	Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	6.369		06/16/18	477,000
BRL	720	Brazil Notas do Tesouro Nacional Serie F	10.00		01/01/17	365,444
	$140	Brazilian Government International Bond (b)	5.875		01/15/19	148,750
	110	Brazilian Government International Bond	7.125		01/20/37	127,325
	360	Brazilian Government International Bond	10.50		07/14/14	459,000
	400	Brazilian Government International Bond (b)	11.00		08/17/40	536,000
	255	Brazilian Government International Bond (Series A)	8.00		01/15/18	292,613
	230	Brazilian Government International Bond (Series B)	8.875		04/15/24	299,575

		Total Brazil				2,705,707

		Canada (2.3%)
		Diversified Manufactured Operation (0.7%)
	870	Bombardier, Inc. (144A) (c)	6.30		05/01/14	856,950

		Oil Company-Exploration & Production (0.2%)
	375	OPTI Canada, Inc.	8.25		12/15/14	296,250

		Diversified Minerals (0.5%)
	510	Teck Resources Ltd.	10.25		05/15/16	590,325

		Metal-Aluminum (0.4%)
	500	Novelis, Inc.	7.25		02/15/15	451,250

		Pipelines (0.5%)
	590	Kinder Morgan Finance Co. ULC	5.70		01/05/16	564,187

		Total Canada				2,758,962

		Cayman Islands (0.3%)
		Diversified Minerals (0.1%)
	185	Vale Overseas Ltd. (b)	5.625		09/15/19	185,574

		Oil Company-Integrated (0.2%)
	225	Petrobras International Finance Co.	5.75		01/20/20	225,450

		Total Cayman Islands				411,024

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN				COUPON	MATURITY
THOUSANDS				RATE	DATE	VALUE
			Croatia (0.1%)
			Foreign Government Obligation
	$100		Croatia Government International Bond (144A) (WI) (c)	6.75%	11/05/19	$101,107

			Denmark (0.0%)
			Mortgage Banks (0.0%)
DKK	224		Realkredit Danmark A/S	6.00	10/01/29	46,547

			Finance-Mortgage Loan/Banker (0.0%)
	(d	)	Nordea Kredit Realkreditaktieselskab (Series ANN)	5.00	07/01/29	29

			Total Denmark			46,576

			Dominican Republic (0.0%)
			Foreign Government Obligation
	$33		Dominican Republic International Bond	9.04	01/23/18	33,937

			Ecuador (0.2%)
			Foreign Government Obligation
	258		Ecuador Government International Bond	9.375	12/15/15	239,940

			France (0.3%)
			Multimedia (0.1%)
	90		Vivendi (144A) (c)	6.625	04/04/18	97,582

			Seismic Data Collection (0.1%)
	125		Cie Generale de Geophysique-Veritas	7.50	05/15/15	124,688

			Special Purpose Banks (0.1%)
	192		Societe Financement de l’Economie Francaise (144A) (c)	3.375	05/05/14	198,416

			Total France			420,686

			Georgia (0.1%)
			Foreign Government Obligation
	100		Georgia Government International Bond	7.50	04/15/13	101,500

			Germany (0.2%)
			Special Purpose Banks
	220		Kreditanstalt fuer Wiederaufbau	4.875	06/17/19	239,509

			Ghana (0.3%)
			Foreign Government Obligation
	359		Republic of Ghana (144A) (c)	8.50	10/04/17	357,205

			Indonesia (1.2%)
			Foreign Government Obligations (1.0%)
	115		Indonesia Government International Bond	7.75	01/17/38	125,350
	412		Indonesia Government International Bond (144A) (c)	7.75	01/17/38	449,080
	425		Indonesia Government International Bond (144A) (c)	11.625	03/04/19	588,625

						1,163,055

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE
		Paper & Related Products (0.2%)
	$1,648	Tjiwi Kimia Finance BV	0.00%		04/29/27	$24,715
	9	Tjiwi Kimia Finance BV	2.285	(a)	04/29/15	1,965
	667	Tjiwi Kimia Finance BV	2.287	(a)	04/29/18	123,399
	277	Tjiwi Kimia International	2.285	(a)	04/29/15	63,633

						213,712

		Total Indonesia				1,376,767

		Ivory Coast (0.3%)
		Foreign Government Obligation
	560	Ivory Coast Government International Bond (Series YR20) (e)	4.00		03/31/18	308,000

		Lithuania (0.1%)
		Foreign Government Obligation
	100	Republic of Lithuania (144A) (b) (c)	6.75		01/15/15	101,099

		Luxembourg (2.5%)
		Steel-Producers (0.4%)
	465	ArcelorMittal	9.85		06/01/19	548,905

		Commercial Banks Non-U.S. (0.4%)
	214	RSHB Capital SA for OJSC Russian Agricultural Bank (144A) (c)	6.299		05/15/17	211,860
	220	RSHB Capital SA for OJSC Russian Agricultural Bank (144A) (c)	7.175		05/16/13	230,186

						442,046

		Foreign Government Obligation (0.5%)
	540	European Investment Bank	3.25		10/14/11	563,379

		Telecommunication Services (0.9%)
	740	Wind Acquisition Finance SA (144A) (c)	10.75	(a)	12/01/15	802,900
	250	Wind Acquisition Finance SA (144A) (c)	11.75		07/15/17	283,750

						1,086,650

		Electric-Integrated (0.3%)
	375	Enel Finance International SA (144A) (c)	5.125		10/07/19	382,826

		Total Luxembourg				3,023,806

		Mexico (1.1%)
		Foreign Government Obligations
MXN	1,950	Mexican Bonos (Series M 20)	10.00		12/05/24	169,838
	6,030	Mexican Bonos (Series M 30)	8.50		11/18/38	447,189
	$430	Mexico Government International Bond (Series A)	6.75		09/27/34	468,700
	130	United Mexican States	6.05		01/11/40	131,170
	86	United Mexican States (Series E) (MTN) (b)	5.95		03/19/19	90,300

		Total Mexico				1,307,197

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Netherlands (1.1%)
	Electric-Generation (0.4%)
$475	Intergen (144A) (c)	9.00%	06/30/17	$496,375

	Oil Company-Exploration & Production (0.6%)
650	KazMunaiGaz Finance Sub BV (144A) (c)	9.125	07/02/18	718,250

	Special Purpose Entity (0.1%)
120	Intergas Finance BV	6.375	05/14/17	113,400

	Total Netherlands			1,328,025

	New Zealand (0.3%)
	Government Guaranteed Non-U.S
330	Westpac Securities NZ Ltd. (144A) (b)(c)	2.50	05/25/12	336,039

	Pakistan (0.1%)
	Foreign Government Obligation
120	Pakistan Government International Bond	6.875	06/01/17	109,200

	Peru (1.2%)
	Foreign Government Obligations
400	Peruvian Government International Bond	7.35	07/21/25	461,000
333	Peruvian Government International Bond	8.75	11/21/33	436,230
470	Republic of Peru (b)	7.125	03/30/19	535,800

	Total Peru			1,433,030

	Philippines (0.5%)
	Foreign Government Obligations
300	Philippine Government International Bond	8.375	06/17/19	364,500
175	Philippine Government International Bond	8.875	03/17/15	210,875

	Total Philippines			575,375

	Russia (1.4%)
	Foreign Government Obligation
1,498	Russian Foreign Bond – Eurobond	7.50	03/31/30	1,682,658

	Singapore (0.2%)
	Electronic Component
184	Flextronics International Ltd. (b)	6.50	05/15/13	184,920

	South Korea (0.1%)
	Foreign Government Obligation
80	Korea Development Bank (b)	8.00	01/23/14	91,423

	Sri Lanka (0.1%)
	Foreign Government Obligation
100	Democratic Socialist Republic of Sri Lanka (144A) (b)(c)	7.40	01/22/15	100,500

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE	VALUE
		Switzerland (0.3%)
		Commercial Banks-Eastern U.S. (0.2%)
	$250	Credit Suisse	5.30%	08/13/19	$259,051

		Oil-Field Services (0.1%)
	95	Weatherford International Ltd.	9.625	03/01/19	117,805

		Total Switzerland			376,856

		Turkey (1.7%)
		Foreign Government Obligations
	50	Republic of Turkey	7.50	07/14/17	56,062
	230	Republic of Turkey	7.50	11/07/19	260,475
TRY	600	Turkey Government Bond	0.00	05/11/11	352,059
	290	Turkey Government Bond	11.00	08/06/14	201,597
	240	Turkey Government Bond	16.00	03/07/12	181,686
	$14	Turkey Government International Bond	6.75	04/03/18	14,997
	687	Turkey Government International Bond (b)	6.875	03/17/36	695,587
	180	Turkey Government International Bond (b)	8.00	02/14/34	205,200

		Total Turkey			1,967,663

		Ukraine (0.1%)
		Foreign Government Obligations
	40	Ukraine Government International Bond	6.58	11/21/16	29,804
	140	Ukraine Government International Bond (144A)(c)	7.65	06/11/13	119,700

		Total Ukraine			149,504

		United Kingdom (1.0%)
		Advertising Services (0.2%)
	165	WPP Finance	8.00	09/15/14	183,239

		Commercial Banks Non-U.S. (0.4%)
	245	Barclays Bank PLC	6.75	05/22/19	275,987
	195	HBOS PLC (144A)(c)	6.75	05/21/18	180,365

					456,352

		Telephone-Integrated (0.4%)
	210	Virgin Media Finance PLC	8.75	04/15/14	215,250
	290	Virgin Media Finance PLC (b)	9.125	08/15/16	300,150

					515,400

		Total United Kingdom			1,154,991

		Uruguay (0.1%)
		Foreign Government Obligation
	107	Uruguay Government International Bond	8.00	11/18/22	121,445

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Venezuela (1.2%)
	Foreign Government Obligations
$124	Bolivarian Republic of Venezuela	9.00%	05/07/23	$88,040
199	Republic of Venezuela	5.75	02/26/16	134,822
328	Republic of Venezuela	7.00	03/31/38	183,680
200	Venezuela Government International Bond	7.65	04/21/25	122,500
458	Venezuela Government International Bond	9.25	09/15/27	366,400
90	Venezuela Government International Bond	9.25	05/07/28	64,575
500	Venezuela Government International Bond	10.75	09/19/13	478,750

	Total Venezuela			1,438,767

	Total Foreign Government & Corporate Bonds (Cost $24,502,663)			25,474,312

	Domestic Corporate Bonds (50.9%)
	Advanced Materials/Products (0.2%)
215	Hexcel Corp.	6.75	02/01/15	209,625

	Agricultural Operations (0.1%)
100	Bunge Ltd. Finance Corp.	8.50	06/15/19	116,746

	Beverages-Non-Alcoholic (0.1%)
110	Dr Pepper Snapple Group, Inc.	6.82	05/01/18	125,883

	Beverages-Wine/Spirits (0.5%)
570	Constellation Brands, Inc. (b)	7.25	05/15/17	574,275

	Building-Residential/Commercial (0.3%)
400	K Hovnanian Enterprises, Inc. (144A)(c)	10.625	10/15/16	400,000

	Cable/Satellite TV (2.8%)
575	Charter Communications Operating LLC (144A)(c)	12.875	09/15/14	638,250
185	COX Communications, Inc. (144A)(c)	8.375	03/01/39	222,469
1,170	CSC Holdings, Inc. (144A)(b)(c)	8.625	02/15/19	1,254,825
575	DIRECTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	624,682
545	DISH DBS Corp.	6.625	10/01/14	532,737
10	DISH DBS Corp.	7.00	10/01/13	10,050

				3,283,013

	Casino Hotels (2.1%)
6,500	Aladdin Gaming Holdings LLC (Series B)(e)(m)	13.50	03/01/10	0
495	Harrahs Operating Escrow LLC/Harrahs Escrow Corp. (144A)(c)	11.25	06/01/17	507,375
480	Las Vegas Sands Corp.	6.375	02/15/15	424,800
1,010	MGM Mirage (144A)(c)	13.00	11/15/13	1,151,400
390	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)	6.625	12/01/14	372,450

				2,456,025

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Cellular Telephone (0.9%)
$300	Cricket Communications, Inc. (b)	10.00%	07/15/15	$296,250
850	Nextel Communications, Inc. (Series E)	6.875	10/31/13	790,500

				1,086,750

	Chemicals-Other (1.1%)
1,275	Innophos, Inc.	8.875	08/15/14	1,294,125

	Chemicals: Major Diversified (0.2%)
295	Westlake Chemical Corp.	6.625	01/15/16	279,513

	Chemicals: Specialty (0.4%)
410	JohnsonDiversey, Inc. (Series B)	9.625	05/15/12	418,200

	Coal (0.5%)
175	Foundation PA Coal Co. LLC	7.25	08/01/14	176,531
465	Massey Energy Co.	6.875	12/15/13	461,513

				638,044

	Commercial Services (0.3%)
320	Ticketmaster Entertainment, Inc.	10.75	08/01/16	331,200

	Computer Services (0.4%)
495	Sungard Data Systems, Inc. (b)	9.125	08/15/13	506,137

	Containers-Metal & Glass (0.3%)
400	Owens-Brockway Glass Container Inc. (b)	6.75	12/01/14	401,000

	Containers-Paper/Plastic (1.8%)
400	Berry Plastics Corp. (b)	8.875	09/15/14	373,000
405	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. (144A) (WI)(c)	8.25	11/15/15	398,925
235	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. (144A) (WI)(c)	8.875	09/15/14	216,788
650	Graphic Packaging International, Inc. (b)	9.50	08/15/13	670,312
545	Solo Cup Co. (b)	8.50	02/15/14	532,737

				2,191,762

	Data Processing Services (0.4%)
410	First Data Corp. (b)	9.875	09/24/15	380,275
85	Fiserv, Inc.	6.80	11/20/17	95,239

				475,514

	Decision Support Software (0.5%)
640	Vangent, Inc.	9.625	02/15/15	612,800

	Divers Operation/Commercial Service (0.5%)
555	Aramark Corp. (b)	8.50	02/01/15	563,325

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Diversified Banking Institution (1.1%)
$825	Citigroup, Inc. (See Note 6)	8.50%	05/22/19	$965,978
350	GMAC, Inc. (144A)(c)	6.875	09/15/11	339,500

				1,305,478

	E-Commerce/Services (0.5%)
510	Expedia, Inc. (144A)(c)	8.50	07/01/16	536,775

	Electric-Generation (1.4%)
415	AES Corp. (The)	8.00	06/01/20	417,075
190	AES Corp. (The) (144A)(c)	8.75	05/15/13	195,225
350	Edison Mission Energy (b)	7.00	05/15/17	284,375
215	Edison Mission Energy (b)	7.75	06/15/16	185,975
256	Homer City Funding LLC	8.137	10/01/19	249,112
334	Midwest Generation LLC (Series B)	8.56	01/02/16	339,764

				1,671,526

	Electric-Integrated (1.0%)
100	Ipalco Enterprises, Inc.	8.625	11/14/11	103,250
990	Mirant Americas Generation LLC (b)	8.50	10/01/21	886,050
270	Texas Competitive Electric Holdings Co. LLC (Series A)(b)	10.25	11/01/15	193,050

				1,182,350

	Electronic Measuring Instrument (0.1%)
155	Agilent Technologies, Inc. (b)	5.50	09/14/15	160,153

	Electronics-Military (0.1%)
125	L-3 Communications Corp.	5.875	01/15/15	122,188

	Finance-Auto Loans (0.5%)
660	Ford Motor Credit Co. LLC	7.25	10/25/11	647,618

	Finance-Consumer Loans (0.1%)
130	SLM Corp. (MTN)	8.45	06/15/18	114,658

	Finance-Credit Card (0.8%)
800	American Express Co.	8.125	05/20/19	959,034

	Food-Meat Products (0.7%)
415	JBS USA LLC/JBS USA Finance, Inc. (144A)(c)	11.625	05/01/14	461,687
420	Smithfield Foods, Inc. (b)	7.00	08/01/11	407,400

				869,087

	Food-Retail (1.1%)
818	Delhaize America, Inc.	9.00	04/15/31	1,056,749
225	SUPERVALU, Inc. (b)	8.00	05/01/16	230,062

				1,286,811

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Funeral Service & Related Items (0.3%)
$380	Service Corp. International/US	6.75%	04/01/16	$373,350

	Gold Mining (0.2%)
260	Newmont Mining Corp.	5.125	10/01/19	260,194

	Independent Power Producer (1.1%)
595	NRG Energy, Inc.	8.50	06/15/19	605,412
260	Orion Power Holdings, Inc.	12.00	05/01/10	269,750
400	RRI Energy, Inc.	7.875	06/15/17	394,000

				1,269,162

	Industrial Gases (0.1%)
120	Airgas, Inc. (144A)(c)	7.125	10/01/18	124,200

	Life/Health Insurance (0.1%)
100	Prudential Financial, Inc. (Series D)	6.625	12/01/37	101,403

	Machinery-Electric Utility (0.5%)
690	Ormat Funding Corp.	8.25	12/30/20	583,441

	Machinery-Farm (0.2%)
245	Case New Holland, Inc. (144A)(c)	7.75	09/01/13	244,388

	Medical Labs & Testing Services (0.3%)
370	Roche Holdings, Inc. (144A)(c)	6.00	03/01/19	413,505

	Medical Products (1.2%)
740	Biomet, Inc. (b)	11.625	10/15/17	814,925
370	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	378,325
190	Invacare Corp.	9.75	02/15/15	201,875

				1,395,125

	Medical-Drugs (0.2%)
185	Axcan Intermediate Holdings, Inc.	12.75	03/01/16	203,500

	Medical-Hospitals (1.9%)
230	CHS/Community Health Systems, Inc.	8.875	07/15/15	237,475
1,655	HCA, Inc.	7.69	06/15/25	1,429,364
200	HCA, Inc. (144A)(b)(c)	9.875	02/15/17	216,000
445	Tenet Healthcare Corp.	7.375	02/01/13	436,100

				2,318,939

	Medical-Nursing Homes (0.5%)
620	Sun Healthcare Group, Inc.	9.125	04/15/15	630,850

	Medical-Outpatient/Home Medical (1.2%)
400	Apria Healthcare Group, Inc. (144A)(c)	11.25	11/01/14	435,000

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$817	Select Medical Corp. (b)	6.428	(a)%	09/15/15	$733,257
230	Select Medical Corp.	7.625		02/01/15	217,925

					1,386,182

	Multi-line Insurance (0.1%)
150	Allstate Corp. (The)	7.45		05/16/19	177,075

	Multimedia (1.2%)
500	News America, Inc.	7.85		03/01/39	586,998
375	Viacom, Inc.	5.625		09/15/19	389,291
480	Viacom, Inc.	6.875		04/30/36	508,206

					1,484,495

	Networking Products (0.2%)
195	Cisco Systems, Inc. (b)	4.95		02/15/19	205,595
25	Cisco Systems, Inc.	5.90		02/15/39	26,692

					232,287

	Office Furnishings-Original (0.7%)
790	Interface, Inc.	9.50		02/01/14	780,125

	Oil Company-Exploration & Production (6.4%)
250	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp. (144A)(c)	10.75		02/01/18	266,250
490	Chaparral Energy, Inc. (b)	8.875		02/01/17	432,425
150	Chesapeake Energy Corp.	6.375		06/15/15	143,625
592	Chesapeake Energy Corp.	7.50		09/15/13	603,840
480	Chesapeake Energy Corp. (b)	9.50		02/15/15	522,000
595	Denbury Resources, Inc.	9.75		03/01/16	641,112
310	Forest Oil Corp. (b)	7.25		06/15/19	290,625
280	Forest Oil Corp. (b)	7.75		05/01/14	277,900
515	Hilcorp Energy I LP/Hilcorp Finance Co. (144A)(c)	7.75		11/01/15	494,400
595	Newfield Exploration Co.	6.625		09/01/14	590,537
440	Pemex Project Funding Master Trust (144A)(c)	1.599	(a)	06/15/10	438,900
410	Pemex Project Funding Master Trust (b)	8.625		12/01/23	469,963
410	Petrohawk Energy Corp.	10.50		08/01/14	448,950
385	Pioneer Natural Resources Co.	6.65		03/15/17	370,039
370	Plains Exploration & Production Co.	7.625		06/01/18	361,213
270	Plains Exploration & Production Co.	7.75		06/15/15	267,975
220	Plains Exploration & Production Co.	10.00		03/01/16	236,500
785	SandRidge Energy, Inc. (g)	8.625		04/01/15	800,700

					7,656,954

	Oil Refining & Marketing (0.4%)
450	Western Refining, Inc. (144A)(c)	11.25		06/15/17	418,500

	Paper & Related Products (1.8%)
685	Georgia-Pacific LLC (144A)(c)	8.25		05/01/16	729,525

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$205	Glatfelter	7.125%	05/01/16	$204,231
650	International Paper Co.	7.50	08/15/21	713,231
500	NewPage Corp. (144A)(c)	11.375	12/31/14	501,250

				2,148,237

	Pharmacy Services (0.4%)
160	Medco Health Solutions, Inc.	7.125	03/15/18	181,416
250	Omnicare, Inc.	6.75	12/15/13	243,750

				425,166

	Physical Therapy/Rehabilitation Centers (0.4%)
390	Healthsouth Corp.	10.75	06/15/16	425,100

	Pipelines (2.1%)
600	El Paso Corp.	7.00	06/15/17	603,216
725	Energy Transfer Partners LP	9.00	04/15/19	877,450
125	Sonat, Inc.	7.625	07/15/11	127,810
220	Texas Eastern Transmission LP	7.00	07/15/32	255,673
535	Williams Cos., Inc. (The)	7.875	09/01/21	584,926

				2,449,075

	Poultry (0.4%)
401	Pilgrim’s Pride Corp. (e)	7.625	05/01/15	449,120

	Property Trust (0.2%)
225	WEA Finance LLC/WT Finance Aust Pty Ltd. (144A)(c)	6.75	09/02/19	229,551

	Property/Casualty Insurance (0.2%)
110	ACE INA Holdings, Inc. (b)	5.60	05/15/15	119,529
90	ACE INA Holdings, Inc.	5.90	06/15/19	98,692

				218,221

	Radio (0.4%)
575	Sirius XM Radio, Inc.	9.625	08/01/13	527,562

	REITS-Apartments (0.2%)
185	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	192,294

	REITS-Office Property (0.5%)
575	Mack-Cali Realty Corp.	7.75	08/15/19	608,626

	REITS-Regional Malls (0.1%)
70	Simon Property Group LP (b)	6.75	05/15/14	75,394

	Rental Auto/Equipment (0.2%)
270	United Rentals North America, Inc. (b)	6.50	02/15/12	267,975

	Resorts/Theme Parks (0.0%)
3,904	Resort at Summerlin LP (Series B)(e)(f)(g)(h)(m)	13.00	12/15/07	0

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Retail-Drug Store (0.5%)
$680	RITE AID Corp.	8.625%	03/01/15	$561,000

	Retail-Regional Department Store (0.8%)
435	Bon-Ton Department Stores, Inc. (The)(b)	10.25	03/15/14	361,050
145	Kohl’s Corp.	6.875	12/15/37	166,144
410	Macy’s Retail Holdings, Inc.	5.90	12/01/16	380,275

				907,469

	Satellite Telecommunication (1.1%)
290	Hughes Network Systems LLC/HNS Finance Corp.	9.50	04/15/14	296,525
980	Intelsat Corp.	9.25	06/15/16	1,001,756

				1,298,281

	Semiconductor Equipment (0.1%)
140	KLA-Tencor Corp.	6.90	05/01/18	147,006

	Special Purpose Entity (0.8%)
146	CA FM Lease Trust (144A)(c)	8.50	07/15/17	151,513
875	NSG Holdings LLC/NSG Holdings, Inc. (144A)(c)	7.75	12/15/25	785,312

				936,825

	Super-Regional Banks-U.S. (0.1%)
140	PNC Funding Corp. (b)	6.70	06/10/19	156,590

	Telecom Equipment Fiber Optics (0.1%)
95	Corning, Inc.	6.625	05/15/19	104,958

	Telecommunication Services (0.5%)
425	PAETEC Holding Corp. (144A)(b)(c)	8.875	06/30/17	422,875
140	SBA Telecommunications, Inc. (144A)(b)(c)	8.25	08/15/19	147,000

				569,875

	Telephone-Integrated (1.5%)
65	CenturyTel, Inc. (Series Q)	6.15	09/15/19	65,390
680	Citizens Communications Co.	9.00	08/15/31	674,900
450	Qwest Capital Funding, Inc. (b)	7.25	02/15/11	452,250
315	Sprint Capital Corp.	6.90	05/01/19	275,625
300	Windstream Corp. (b)	8.125	08/01/13	312,750

				1,780,915

	Theaters (0.2%)
290	AMC Entertainment, Inc.	8.75	06/01/19	298,700

	Tobacco (0.5%)
485	Altria Group, Inc.	9.25	08/06/19	589,007

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Wireless Equipment (0.2%)
$285	American Tower Corp.	7.125%	10/15/12	$291,056

	Total Domestic Corporate Bonds (Cost $66,065,979)			60,531,293

	U.S. Government Agencies & Obligations (22.8%)
	Diversified Financial Service – FDIC Guaranteed (4.3%)
5,000	General Electric Capital Corp. (Series G)(b)	2.625	12/28/12	5,138,115

	U.S. Government Agencies (2.2%)
	Federal Home Loan Mortgage Corp.
800	(b)	4.875	06/13/18	876,259
210	(b)	5.125	11/17/17	234,127
600	(b)	6.75	03/15/31	765,646
	Federal National Mortgage Assoc.
350		5.00	05/11/17	387,545
247	(IO) 356 44	6.00	01/01/20	31,589
320	(IO) 356 45	6.00	01/01/20	38,372
90	(IO) 356 46	6.50	12/01/19	11,407
79	(IO) 356 48	7.00	11/01/19	8,489
749	(IO) 356 25	7.00	12/01/34	143,507
403	(IO) 356 28	7.50	12/01/34	71,665
126	(IO) 356 29	8.00	06/01/35	23,340

				2,591,946

	U.S. Government Obligations (16.3%)
	U.S. Treasury Bonds
820		3.50	02/15/39	719,038
2,580	(b)	4.25	05/15/39	2,586,855
430	(b)	4.375	02/15/38	440,213
1,700	(b)	6.50	11/15/26	2,191,142
	U.S. Treasury Notes
6,200	(b)	1.375	09/15/12	6,202,424
1,600	(b)	2.375	09/30/14	1,606,869
1,470	(b)	2.625	07/31/14	1,496,875
	U.S. Treasury Strips
2,905	(b)	0.00	05/15/21	1,826,530
3,825	(b)	0.00	11/15/21	2,344,901

				19,414,847

	Total U.S. Government Agencies & Obligations (Cost $26,702,721)			27,144,908

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	U.S. Government Agencies – Mortgage-Backed Securities (1.4%)
	Federal Home Loan Mortgage Corp. (0.0%)
$14		6.50%		02/01/29 – 10/01/32	$14,572

	Federal National Mortgage Assoc. (1.2%)
298		6.00		04/01/13 – 01/01/19	322,042
983		6.50		05/01/28 – 10/01/32	1,065,865
25		7.00		08/01/29 – 11/01/32	27,149

					1,415,056

	Government National Mortgage Assoc. (0.2%)
202		8.00		01/15/22 – 05/15/30	231,261

	Government National Mortgage Assoc. II (0.0%)
44		7.50		07/20/25	49,605

	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $1,622,492)				1,710,494

	Municipal Bonds (0.3%)
155	Illinois State Toll Highway Authority (The) 2009 (Series A)	6.184		01/01/34	168,194
140	State of California	5.95		04/01/16	145,957

	Total Municipal Bonds (Cost $295,666)				314,151

	Collateralized Mortgage Obligations (0.1%)

490	American Home Mortgage Assets 2006-4 1A3	0.554	(a)	10/25/46	58,097
459	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3	1.698	(a)	04/25/46	57,928

	Total Collateralized Mortgage Obligations (Cost $788,384)				116,025

NUMBER OF
SHARES

	Preferred Stock (0.1%)
	Finance-Rental/Leasing Company
267	Preferred Blocker, Inc. (144A) (Cost $111,973) (c)				163,062

	Common Stocks (0.0%)
	Casino Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp. (c)(i)(m)				0

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

NUMBER OF
SHARES		VALUE
	Communications Equipment (0.0%)
6,574	Orbcomm, Inc. (i)	$15,580

	Diversified Telecommunication Services (0.0%)
665	XO Holdings, Inc. (i)(j)	525

	Food Products (0.0%)
445	SFAC Holdings, Inc. (f)(i)(m)	0
2,423	SFAC New Holdings, Inc. (c)(f)(i)(m)	0

		0

	Multi-Utilities (0.0%)
102	PNM Resources, Inc. (b)(f)(j)	1,094

	Restaurants (0.0%)
3,387	American Restaurant Group, Inc. (Class A)(f)(i)(m)	27,096

	Telecommunication Services (0.0%)
12,688	Birch Telecom, Inc. (c)(f)(i)(m)	127

	Textile-Apparel (0.0%)
298,462	U.S. Leather, Inc. (f)(i)(m)	0

	Wireless Telecommunication Services (0.0%)
677	USA Mobility, Inc. (b)(j)	7,379

	Total Common Stocks (Cost $42,270,710)	51,801

NUMBER OF			EXPIRATION
WARRANTS			DATE

	Warrants (0.0%)

	Casino Hotels (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. (144A) (c)(m)		03/01/10	0

	Telecommunication Services (0.0%)
1,331	XO Holdings, Inc. (Series A)(f)(i)(j)		01/16/10	27
997	XO Holdings, Inc. (Series B)(f)(i)(j)		01/16/10	11
997	XO Holdings, Inc. (Series C)(f)(i)(j)		01/16/10	5

				43

	Total Warrants (Cost $1,669)			43

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE

	Short-Term Investments (30.8%)
	U.S. Government Obligation (1.9%)
$2,260	U.S. Treasury Bill (b)(k)(l) (Cost $2,259,797)	0.27%	11/12/09	2,259,797

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

PRINCIPAL
AMOUNT IN
THOUSANDS			VALUE
	Securities Held as Collateral on Loaned Securities (28.2%)
	Repurchase Agreements (5.4%)
$3,461	Bank of America (0.08% dated 10/30/09, due 11/02/09; proceeds $3,460,771) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows:
	Federal National Mortgage Association 4.50% due 05/25/36, and Federal Home Loan Mortgage Corp. 5.00% due 08/15/34; valued at $3,529,963		$3,460,748
2,962	Deutsche Bank (0.08% dated 10/30/09, due 11/02/09; proceeds $2,962,438; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows:
	Federal National Mortgage Association 5.50% – 7.00% due 11/01/28 – 02/01/48, and Federal Home Loan Mortgage Corp. 5.00% – 6.50% due 05/01/37 – 09/01/38; valued at $3,021,667		2,962,418

	Total Repurchase Agreements (Cost $6,423,166)		6,423,166

NUMBER OF
SHARES (000)

	Investment Company (22.8%)

27,050	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $27,050,226)		27,050,226

	Total Securities Held as Collateral on Loaned Securities (Cost $33,473,392)		33,473,392

	Investment Company (0.7%)
791	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio – Institutional Class (See Note 6) (Cost $790,865)		790,865

	Total Short-Term Investments (Cost $36,524,054)		36,524,054

	Total Investments (Cost $198,886,311)(n)(o)	127.8%	152,030,143

	Liabilities in Excess of Other Assets	(27.8)	(33,102,879)

	Net Assets	100.0%	$118,927,264

FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only Security.
MTN	Medium Term Note.
WI	Security purchased on a when-issued basis.
(a)	Floating rate security, rate shown is the rate in effect at October 31, 2009.
(b)	All or a portion of this security was on loan at October 31, 2009.
(c)	Resale is restricted to qualified institutional investors.
(d)	Par less than 1,000.
(e)	Non-income producing security; Bond in default.
(f)	Acquired through exchange offer.
(g)	Payment-in-kind security.
(h)	Issuer in bankruptcy.
(i)	Non-income producing security.
(j)	Illiquid security.
(k)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(l)	A portion of this security has been physically segregated in connection with open futures and swap contracts.
(m)	Securities with a total market value equal to $27,223 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(n)	Securities have been designated as collateral in connection with open futures contracts, securities purchased on a forward commitment basis, forward foreign currency, and swap contracts.
(o)	The aggregate cost for federal income tax purposes is $199,791,646. The aggregate gross unrealized appreciation is $8,005,073 and the aggregate gross unrealized depreciation is $55,766,576 resulting in net unrealized depreciation of $47,761,503.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

Forward Foreign Currency Contracts Open at October 31, 2009:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
DKK	250,000		$49,029	12/16/2009	$(360)
	$4,419,347	EUR	3,020,000	12/16/2009	24,409
	$1,579,081	GBP	950,000	12/16/2009	(20,341)
	$405,768	KRW	478,400,000	11/27/2009	(1,262)
	$177,293	RUB	5,450,000	12/28/2009	6,765

		Net Unrealized Appreciation			$9,211

Currency Abbreviations:

BRL	Brazilian Real.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
KRW	South Korean Won.
MXN	Mexican Peso.
RUB	Russian Ruble.
TRY	Turkish Lira.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

Futures Contracts Open at October 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
13	Long	90 Day Euro$ March 2011	$3,188,087	$14,972
13	Long	90 Day Euro$ June 2011	3,176,550	12,653
13	Long	90 Day Euro$ September 2011	3,166,475	10,846
13	Long	90 Day Euro$ December 2011	3,156,888	9,813
12	Short	U.S. Treasury Bonds 30 Year, December 2009	(1,441,875)	(8,356)
45	Short	U.S. Treasury Notes 10 Year, December 2009	(5,337,422)	(24,356)
77	Short	U.S. Treasury Notes 5 Year, December 2009	(8,966,891)	(42,271)
42	Short	U.S. Treasury Notes 2 Year, December 2009	(9,139,594)	(58,102)

		Net Unrealized Depreciation		$(84,801)

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2009 continued

Interest Rate Swap Contracts Open at October 31, 2009:

	NOTIONAL		PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT		RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)		BY FUND	BY FUND	DATE	(DEPRECIATION)
Barclays Bank PLC		$5,085	Fixed Rate 0.00%	Floating Rate 0.816#%	November 15, 2019	$(426,227)
Barclays Bank PLC		5,085	Floating Rate 4.141#	Fixed Rate 0.00	November 15, 2019	(107,552)
Barclays Bank PLC		3,825	Floating Rate 4.026#	Fixed Rate 0.00	November 15, 2021	(249,637)
Deutsche Bank AG***		24,908	Fixed Rate 4.40	Floating Rate 0.00#	October 1, 2016	(50,065)
Deutsche Bank AG***		13,399	Floating Rate 0.00#	Fixed Rate 4.41	October 3, 2018	51,318
JP Morgan Chase Bank N.A.		2,905	Floating Rate 3.946#	Fixed Rate 0.00	May 17, 2021	(205,751)
JP Morgan Chase Bank N.A.***		13,010	Fixed Rate 2.767	Floating Rate 0.284#	October 20, 2014	72,986
Deutsche Bank AG***	EUR	7,280	Floating Rate 0.00##	Fixed Rate 4.46	August 5, 2019	(50,354)
Deutsche Bank AG***		8,850	Fixed Rate 5.063	Floating Rate 0.00##	August 5, 2024	55,481

			Net Unrealized Depreciation			$(909,801)

#	Floating rate based on USD-3 Months LIBOR.
##	Floating rate based on EUR-6 Months EURIBOR.
Portfolio will make payments of $1,971,912, $1,713,065 and $1,272,186, respectively, on termination date.
Portfolio will receive payment of $1,396,341 on termination date.
***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Statements

Statement of Assets and Liabilities
October 31, 2009

Assets:
Investments in securities, at value (cost $170,150,859) (including $32,655,132 for securities loaned)	$123,223,074
Investment in affiliates, at value (cost $28,735,452)	28,807,069
Unrealized appreciation on open swap contracts	179,785
Unrealized appreciation on open forward foreign currency contracts	31,174
Cash (including $2,498 in foreign currency, at value with cost of $2,498)	47,521
Receivable for:
Interest	1,993,428
Investments sold	851,178
Swaps contracts collateral due from broker	300,000
Interest and dividends from affiliates	30,940
Shares of beneficial interest sold	26,169
Periodic interest on open swap contracts	11,868
Dividends	4,622
Foreign withholding taxes reclaimed	1,313
Prepaid expenses and other assets	32,178

Total Assets	155,540,319

Liabilities:
Collateral on securities loaned, at value	33,473,392
Unrealized depreciation on open swap contracts	1,089,586
Unrealized depreciation on open forward foreign currency contracts	21,963
Payable for:
Investments purchased	788,374
Swap contracts termination	555,303
Shares of beneficial interest redeemed	234,023
Variation margin	106,905
Dividends to shareholders	45,219
Distribution fee	41,924
Investment advisory fee	32,287
Transfer agent fee	12,765
Administration fee	8,125
Periodic interest on open swap contracts	1,232
Accrued expenses and other payables	201,957

Total Liabilities	36,613,055

Net Assets	$118,927,264

Composition of Net Assets:
Paid-in-capital	$406,486,529
Net unrealized depreciation	(47,841,743)
Accumulated undistributed net investment income	981,293
Accumulated net realized loss	(240,698,815)

Net Assets	$118,927,264

Class A Shares:
Net Assets	$85,900,912
Shares Outstanding (unlimited shares authorized, $.01 par value)	16,710,203
Net Asset Value Per Share	$5.14

Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.37

Class B Shares:
Net Assets	$24,119,401
Shares Outstanding (unlimited shares authorized, $.01 par value)	4,679,077
Net Asset Value Per Share	$5.15

Class C Shares:
Net Assets	$8,028,121
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,562,006
Net Asset Value Per Share	$5.14

Class I Shares:
Net Assets	$878,830
Shares Outstanding (unlimited shares authorized, $.01 par value)	169,721
Net Asset Value Per Share	$5.18

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Statements continued

Statement of Operations
For the year ended October 31, 2009

Net Investment Income:
Income
Interest (net of $2,939 foreign withholding tax)	$9,861,125
Income from securities loaned — net	85,538
Interest and dividends from affiliates	30,230
Dividends	16,683

Total Income	9,993,576

Expenses
Distribution fee (Class A shares)	192,422
Distribution fee (Class B shares)	230,179
Distribution fee (Class C shares)	62,329
Investment advisory fee	359,625
Professional fees	205,460
Transfer agent fees and expenses	160,495
Administration fee	89,906
Shareholder reports and notices	78,781
Registration fees	48,344
Custodian fees	25,776
Trustees’ fees and expenses	13,705
Other	53,131

Total Expenses	1,520,153
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(5,040)

Net Expenses	1,515,113

Net Investment Income	8,478,463

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(33,226,861)
Futures contracts	(858,254)
Options written	(87,539)
Swap contracts	3,663,555
Forward foreign currency contracts	775,316
Foreign currency translation	(673,378)

Net Realized Loss	(30,407,161)

Change in Unrealized Appreciation/Depreciation on:
Investments	52,696,549
Investments in affiliates	71,617
Futures contracts	768,756
Swap contracts	(3,090,768)
Forward foreign currency contracts	(73,677)
Foreign currency translation	19,901

Net Change in Unrealized Appreciation/Depreciation	50,392,378

Net Gain	19,985,217

Net Increase	$28,463,680

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	OCTOBER 31, 2009	OCTOBER 31, 2008

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$8,478,463	$10,094,959
Net realized loss	(30,407,161)	(11,404,592)
Net change in unrealized appreciation/depreciation	50,392,378	(38,196,582)

Net Increase (Decrease)	28,463,680	(39,506,215)

Dividends to Shareholders from Net Investment Income:
Class A shares	(6,649,036)	(7,486,938)
Class B shares	(2,264,665)	(3,989,608)
Class C shares	(592,861)	(777,351)
Class I shares	(97,054)	(616,437)

Total Dividends	(9,603,616)	(12,870,334)

Net decrease from transactions in shares of beneficial interest	(18,052,221)	(32,233,546)

Net Increase (Decrease)	807,843	(84,610,095)
Net Assets:
Beginning of period	118,119,421	202,729,516

End of Period (Including accumulated undistributed net investment income of $981,293 and $1,591,719, respectively)	$118,927,264	$118,119,421

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009

1. Organization and Accounting Policies
Morgan Stanley Flexible Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

For the period November 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (8) when

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

G. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four-year period ended October 31, 2009, remains subject to examination by taxing authorities.

H. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to premium initially paid for the option.

I. Swaps — The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap and is estimated to be the

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The Fund accrues for the periodic fees on credit default swaps on a daily basis as earned with the net amount accrued recorded within realized gains/losses on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

The Fund may also enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) (“swaps”) primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or date specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within realized gains/losses on swap contracts on the Statement of Operations. Risk may arise as a result of the potential inability of the counterparties to meet the terms of the contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

J. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2009 were $32,655,132 and $33,473,392, respectively. The Fund received cash collateral of $33,476,731, of which $33,473,392 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of October 31, 2009, there was uninvested cash of $3,339, which was not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

K. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

L. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

M. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through December 29, 2009, the date of issuance of these financial statements.
2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2009 USING
		UNADJUSTED
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets
Common Stocks
Casino Gaming	$0	—	—	$0
Communications Equipment	15,580	$15,580	—	—
Diversified Telecommunication Services	525	—	525	—
Food Products	0	—	—	0
Multi-Utilities	1,094	1,094	—	—
Restaurants	27,096	—	—	27,096
Telecommunication Services	127	—	—	127
Textile-Apparel	0	—	—	0
Wireless Telecommunication Services	7,379	7,379	—	—

Total Common Stocks	51,801	24,053	525	27,223

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2009 USING
		UNADJUSTED
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Warrants
Casino Hotels	$0	—	—	$0
Telecommunication Services	43	—	$43	—

Total Warrants	43	—	43	0

Preferred Stock	163,062	—	163,062	—
Collateralized Mortgage Obligations	116,025	—	116,025	—
Domestic Corporate Bonds	60,531,293	—	60,531,293	0
Foreign Government & Corporate Bonds	25,474,312	—	25,474,312	—
U.S. Government Agencies – Mortgage-Backed Securities	1,710,494	—	1,710,494	—
Municipal Bonds	314,151	—	314,151	—
U.S. Government Agencies & Obligations	27,144,908	—	27,144,908	—
Short-Term Investments
Investment Company	27,841,091	$27,841,091	—	—
Repurchase Agreements	6,423,166	—	6,423,166	—
U.S. Government Obligation	2,259,797	—	2,259,797	—

Total Short-Term Investments	36,524,054	27,841,091	8,682,963	—

Forward Foreign Currency Contracts	31,174	—	31,174	—
Futures	48,284	48,284	—	—
Interest Rate Swaps	179,785	—	179,785	—

Total	$152,289,386	$27,913,428	$124,348,735	$27,223

Liabilities
Forward Foreign Currency Contracts	$(21,963)	—	$(21,963)	—
Futures	(133,085)	$(133,085)	—	—
Interest Rate Swaps	(1,089,586)	—	(1,089,586)	—

Total	$(1,244,634)	$(133,085)	$(1,111,549)	—

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN
SECURITIES

Beginning Balance	$2,622,812
Net purchases (sales)	(3,456,885)
Transfers in and/or out	(91,661)
Change in unrealized appreciation/depreciation	13,878,060
Realized gains (losses)	(12,925,103)

Ending Balance	$27,223

Net change in unrealized appreciation/depreciation from investments still held as of October 31, 2009	—

3. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

Forward Foreign Currency Contracts  The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

During the year ended October 31, 2009, the cost of purchases and the proceeds from sales of forward foreign currency contracts were $25,958,092 and $20,695,633 respectively.

Futures  To hedge against adverse interest rate and market risks on portfolio position or anticipated positions in U.S. Government securities, the Fund may enter into interest rate, swap and Eurodollar futures contacts (“futures contracts”). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the year ended October 31, 2009, were as follows:

NUMBER OF
CONTRACTS
Futures, outstanding at beginning of the period	551
Futures opened	2,436
Futures closed	(2,759)

Futures, outstanding at end of the period	228

Options  For hedging and investment purposes, the Fund may engage in transactions in listed and over-the-counter options. Risks may arise from an imperfect correlation between the change in the market value of the securities held by the Fund and the price of options relating to the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option.

Transactions in options for the year ended October 31, 2009, were as follows:

	NUMBER OF
	CONTRACTS	COST
Options purchased, outstanding at beginning of period	—	—
Options purchased	301	$246,728
Options closed	(301)	(246,728)

Options purchased, outstanding at end of period	—	$—

	NUMBER OF
	CONTRACTS	PREMIUM
Options written, outstanding at beginning of period	—	—
Options written	404	$108,375
Options closed	(404)	(108,375)

Options written, outstanding at end of period	—	$—

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

Swaps  The Fund may enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) (“swaps”) and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if the Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

Transactions in swap contracts for the year ended October 31, 2009 were as follows:

	NOTIONAL	NOTIONAL
	AMOUNT	AMOUNT
	(000’S)	(000’S)
Swaps, outstanding at beginning of period	$263,614	EUR 80,520
Swaps opened	167,042	20,797
Swaps closed	(362,439)	(85,187)

Swaps, outstanding at end of period	$68,217	EUR 16,130

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of October 31, 2009.

	ASSET DERIVATIVE			LIABILITIES DERIVATIVE
PRIMARY RISK EXPOSURE	BALANCE SHEET LOCATION	FAIR VALUE		BALANCE SHEET LOCATION	FAIR VALUE

Interest Rate Risk	Variation margin	$48,284	†	Variation margin	$(133,085)†
	Unrealized appreciation on open swap contracts	179,785		Unrealized depreciation on open swap contracts	(1,089,586)
Foreign Exchange Risk	Unrealized appreciation on open forward foreign currency contracts	31,174		Unrealized depreciation on open forward foreign currency contracts	(21,963)

		$259,243			$(1,244,634)

†	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the year ended October 31, 2009.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
					FORWARD
			OPTIONS	OPTIONS	FOREIGN
PRIMARY RISK EXPOSURE	FUTURES	SWAPS	WRITTEN	PURCHASED††	CURRENCY
Foreign Exchange Risk	—	—	—	—	$775,316
Interest Rate Risk	$(858,254)	$3,661,920	$(87,539)	$32,170	—
Credit Risk	—	1,635	—	—	—

Total	$(858,254)	$3,663,555	$(87,539)	$32,170	$775,316

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
			FORWARD
			FOREIGN
PRIMARY RISK EXPOSURE	FUTURES	SWAPS	CURRENCY
Foreign Exchange Risk	—	—	$(73,677)
Interest Rate Risk	$768,756	$(3,077,450)	—
Credit Risk	—	(13,318)	—

Total	$768,756	$(3,090,768)	$(73,677)

††	Amounts are included in Investments in the Statement of Operations.
4. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
5. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

of Class A shares; (ii) Class B – up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C – up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,652,241 at October 31, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $510, $39,148 and $243, respectively and received $39,306 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
6. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the year ended October 31, 2009, advisory fees paid were reduced by $5,040 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in “interest and dividends from affiliates” in the Statement of Operations and totaled $18,053 for year ended October 31, 2009. During the year ended October 31, 2009, the cost of purchases and sales of investments in Morgan Stanley

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $95,659,427 and $94,868,562, respectively.

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended October 31, 2009 aggregated $129,500,025 and $155,200,549 respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $58,560,292 and $68,832,533 respectively.

The Fund had the following transactions with Citigroup Inc., an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor for the period June 1, 2009 (the date on which Citigroup, Inc. became an affiliate) through October 31, 2009:

PURCHASES	INCOME	VALUE
$895,249	$12,177	$965,978

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2009, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $10,530. At October 31, 2009, the Fund had an accrued pension liability of $85,155, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent. For the year ended October 31, 2009, the Fund did not have an expense offset.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

8. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR		FOR THE YEAR
	ENDED		ENDED
	OCTOBER 31, 2009		OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,335,529	$10,758,037	1,782,813	$9,880,923
Conversion from Class B	166,691	764,787	577,416	3,329,444
Reinvestment of dividends	1,369,082	6,181,058	1,118,572	6,109,303
Redeemed	(3,975,887)	(18,171,134)	(4,626,990)	(25,342,266)

Net decrease – Class A	(104,585)	(467,252)	(1,148,189)	(6,022,596)

CLASS B SHARES
Sold	835,407	3,865,432	603,939	3,512,121
Conversion to Class A	(166,335)	(764,787)	(576,514)	(3,329,444)
Reinvestment of dividends	467,561	2,088,064	556,101	3,057,824
Redeemed	(4,024,987)	(18,298,083)	(4,653,622)	(25,151,297)

Net decrease – Class B	(2,888,354)	(13,109,374)	(4,070,096)	(21,910,796)

CLASS C SHARES
Sold	223,194	1,018,210	171,756	984,299
Reinvestment of dividends	127,010	571,242	119,716	657,563
Redeemed	(474,258)	(2,128,591)	(638,604)	(3,399,878)

Net decrease – Class C	(124,054)	(539,139)	(347,132)	(1,758,016)

CLASS I SHARES
Sold	14,030	65,757	38,718	220,194
Reinvestment of dividends	21,346	94,059	103,099	574,029
Redeemed	(993,192)	(4,096,272)	(600,369)	(3,336,361)

Net decrease – Class I	(957,816)	(3,936,456)	(458,552)	(2,542,138)

Net decrease in Fund	(4,074,809)	$(18,052,221)	(6,023,969)	$(32,233,546)

9. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	OCTOBER 31, 2009	OCTOBER 31, 2008
Ordinary income	$9,558,397	$12,870,334

As of October 31, 2009, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$1,771,085
Undistributed long-term gains	—

Net accumulated earnings	1,771,085
Capital loss carryforward	(240,358,389)
Temporary differences	(300,114)
Net unrealized depreciation	(48,671,847)

Total accumulated losses	$(287,559,265)

As of October 31, 2009, the Fund had a net capital loss carryforward of $240,358,389, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$58,593,426	October 31, 2010
96,230,817	October 31, 2011
23,122,351	October 31, 2012
10,246,820	October 31, 2013
8,250,814	October 31, 2014
14,113,199	October 31, 2016
29,800,962	October 31, 2017

As of October 31, 2009, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts, interest on bonds in default, capital loss deferrals on wash sales and straddles and dividend payable.

Permanent differences, primarily due to losses on paydowns, gains on swaps, tax adjustments on debt securities sold by the Fund, foreign currency gains and an expired capital loss carryforward, resulted in the following reclassifications among the Fund’s components of net assets at October 31, 2009:

ACCUMULATED	ACCUMULATED
UNDISTRIBUTED NET	NET REALIZED
INVESTMENT INCOME	LOSS	PAID-IN-CAPITAL
$514,727	$38,583,137	$(39,097,864)

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2009 continued

10. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by sub-prime borrowers.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Flexible Income Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2009	2008	2007	2006	2005
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.34	$6.10	$6.07	$6.14	$6.36

Income (loss) from investment operations:
Net investment income(1)	0.36	0.34	0.40	0.35	0.31
Net realized and unrealized gain (loss)	0.84	(1.67)	0.00	0.07	(0.07)

Total income (loss) from investment operations	1.20	(1.33)	0.40	0.42	0.24

Less dividends from net investment income	(0.40)	(0.43)	(0.37)	(0.49)	(0.46)

Net asset value, end of period	$5.14	$4.34	$6.10	$6.07	$6.14

Total Return(2)	29.68%	(23.31)%	6.72%	7.16%	3.91%
Ratios To Average Net Assets:(3)
Total expenses (before expense offset)	1.17%(4)	1.10%(4)	1.05%(4)	1.01%	0.95%
Net investment income	7.72%(4)	6.02%(4)	6.53%(4)	5.84%	5.32%
Rebate from Morgan Stanley affiliate	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$85,901	$72,985	$109,541	$116,819	$121,217
Portfolio turnover rate	121%	65%	67%	67%	137%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2009	2008	2007	2006	2005
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.35	$6.11	$6.08	$6.15	$6.37

Income (loss) from investment operations:
Net investment income(1)	0.33	0.30	0.36	0.32	0.30
Net realized and unrealized gain (loss)	0.84	(1.67)	0.00	0.06	(0.10)

Total income (loss) from investment operations	1.17	(1.37)	0.36	0.38	0.20

Less dividends from net investment income	(0.37)	(0.39)	(0.33)	(0.45)	(0.42)

Net asset value, end of period	$5.15	$4.35	$6.11	$6.08	$6.15

Total Return(2)	28.82%	(23.74)%	6.06%	6.51%	3.22%
Ratios to Average Net Assets:(3)
Total expenses (before expense offset)	1.77%(4)	1.70%(4)	1.66%(4)	1.61%	1.57%
Net investment income	7.12%(4)	5.42%(4)	5.92%(4)	5.24%	4.70%
Rebate from Morgan Stanley affiliate	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$24,119	$32,902	$71,079	$99,127	$145,764
Portfolio turnover rate	121%	65%	67%	67%	137%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2009	2008	2007	2006	2005
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.34	$6.10	$6.07	$6.14	$6.36

Income (loss) from investment operations:
Net investment income(1)	0.33	0.30	0.36	0.32	0.29
Net realized and unrealized gain (loss)	0.84	(1.67)	0.00	0.06	(0.09)

Total income (loss) from investment operations	1.17	(1.37)	0.36	0.38	0.20

Less dividends from net investment income	(0.37)	(0.39)	(0.33)	(0.45)	(0.42)

Net asset value, end of period	$5.14	$4.34	$6.10	$6.07	$6.14

Total Return(2)	28.92%	(23.78)%	6.07%	6.52%	3.22%
Ratios to Average Net Assets:(3)
Total expenses (before expense offset)	1.77%(4)	1.70%(4)	1.66%(4)	1.61%	1.57%
Net investment income	7.12%(4)	5.42%(4)	5.92%(4)	5.24%	4.70%
Rebate from Morgan Stanley affiliate	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$8,028	$7,316	$12,396	$12,965	$15,464
Portfolio turnover rate	121%	65%	67%	67%	137%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2009	2008	2007	2006	2005
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.36	$6.12	$6.09	$6.16	$6.38

Income (loss) from investment operations:
Net investment income(1)	0.38	0.35	0.42	0.37	0.35
Net realized and unrealized gain (loss)	0.85	(1.67)	(0.01)	0.06	(0.09)

Total income (loss) from investment operations	1.23	(1.32)	0.41	0.43	0.26

Less dividends from net investment income	(0.41)	(0.44)	(0.38)	(0.50)	(0.48)

Net asset value, end of period	$5.18	$4.36	$6.12	$6.09	$6.16

Total Return(2)	30.33%	(23.17)%	7.12%	7.40%	4.09%
Ratios to Average Net Assets:(3)
Total expenses (before expense offset)	0.92%(4)	0.85%(4)	0.81%(4)	0.76%	0.72%
Net investment income	7.97%(4)	6.27%(4)	6.77%(4)	6.09%	5.55%
Rebate from Morgan Stanley affiliate	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$879	$4,916	$9,713	$11,457	$13,506
Portfolio turnover rate	121%	65%	67%	67%	137%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Flexible Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Flexible Income Trust (the “Fund”), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Flexible Income Trust as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 29, 2009

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.	How Can You Limit Our Sharing of Certain Personal Information About You with Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Morgan Stanley Flexible Income Trust
Trustee and Officer Information (unaudited)

Independent Trustees:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator–Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government.	168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	170	Director of various business organizations.

Morgan Stanley Flexible Income Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Kathleen A. Dennis (56) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (67) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Flexible Income Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

W. Allen Reed (62)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Morgan Stanley Flexible Income Trust
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Fergus Reid (77) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Interested	Other Directorships
Interested Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Interested Trustee

James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).
†	For the period September 26, 2008 through February 5, 2009, W. Allen Reed was an Interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

Morgan Stanley Flexible Income Trust
Trustee and Officer Information (unaudited) continued

Executive Officers:

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (35) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2008	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (46) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (43) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director and Secretary of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997).

Morgan Stanley Flexible Income Trust
Trustee and Officer Information (unaudited) continued

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Francis J. Smith (44) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003).

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Flexible Income Trust

Annual Report

October 31, 2009

DINANN
IU09-05468P-Y10/09

Item 2. Code of Ethics.
(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.
(b)	No information need be disclosed pursuant to this paragraph.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)
(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)	Not applicable.

(3)	Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

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Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:
2009

	Registrant			Covered Entities(1)
Audit Fees		$62,250		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)		$6,909,000(2)
Tax Fees		$7,522	(3)		$1,013,000(4)
All Other Fees	$			$
Total Non-Audit Fees		$7,522			$7,922,000

Total		$69,772			$7,922,000

2008

	Registrant			Covered Entities(1)
Audit Fees		$62,575		N/A

Non-Audit Fees
Audit-Related Fees	$	— (2)			$6,418,000(2)
Tax Fees		$5,838(3)			$881,000(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$5,838			$7,299,000

Total		$68,413			$7,299,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

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(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004,1
     1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

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The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
     2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
     3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

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not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
     8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
     9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
     10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Van Kampen Asset Management
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

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Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.
(b) Not applicable.
Item 6. Schedule of Investments
(a) Refer to Item 1.
(b) Not applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Applicable only to reports filed by closed-end funds.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable only to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Flexible Income Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer
December 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
December 17, 2009

/s/ Francis Smith Francis Smith
Principal Financial Officer
December 17, 2009

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